Fees Summary	Jan. 30, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 4,630,200.00
Previously Paid Amount	0.00
Total Fee Amount	708.88
Total Offset Amount	$ 0.00
Narrative Disclosure
Net Fee	$ 708.88
Narrative - Max Aggregate Offering Price	$ 4,630,200.00
Final Prospectus	true